Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands													4 Months Ended	12 Months Ended
	Apr. 24, 2023 MXN ($) $ / bbl	Apr. 24, 2023 USD ($) Exchange_Rate $ / bbl	Feb. 28, 2023 USD ($)	Feb. 24, 2023 MXN ($)	Feb. 22, 2023 MXN ($)	Feb. 17, 2023 USD ($)	Feb. 01, 2023 MXN ($)	Jan. 31, 2023 MXN ($)	Jan. 27, 2023 MXN ($)	Jan. 23, 2023 USD ($)	Jan. 13, 2023 MXN ($)	Jan. 06, 2023 USD ($)	Apr. 24, 2023 USD ($) Exchange_Rate	Dec. 31, 2022 MXN ($) Exchange_Rate $ / bbl	Mar. 28, 2023 MXN ($)	Mar. 16, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 27, 2023 USD ($)	Dec. 31, 2022 USD ($) Exchange_Rate	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness														$ 29,912,400
Debt														$ 1,853,421,785							$ 1,984,689	$ 2,211,701,630
Currency exchange rate | Exchange_Rate														19.4143						19.4143
Average prices of crude oil exports | $ / bbl														69.71
Percetnage of increase in crude oil price														0.40%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Repayments of revolving credit lines													$ 335,309
Proceeds from revolving credit lines													332,216
Revolving credit facility available		$ 65,227											$ 65,227
Obtain of revolving credit lines	$ 29,500,000	$ 7,664,000
Currency exchange rate | Exchange_Rate		18.0090											18.0090
Appreciation of the value of the peso in U.S. dollars terms	7.20%	7.20%
Net foreign exchange gain	$ 126,153,436
Average prices of crude oil exports | $ / bbl	69.44	69.44
Forecast | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness								$ 27,068,400										$ 142,200
Credit Line | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity					$ 5,000,000
Credit Line | Ninety Days SOFR Plus 300 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity												$ 50,000
Maturity												90-day
Borrowing adjustment to interest rate												30000.00%
Credit Line | Ninety Day SOFR Plus 350 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity										$ 750,000
Maturity										90-day
Borrowing adjustment to interest rate										35000.00%
Credit Line | Ninety Days Plus 26 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowing adjustment to interest rate										2600.00%
Credit Line | Ninety One Days TIIE Plus 310 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity																			$ 4,000,000
Maturity									91-day
Borrowing adjustment to interest rate									31000.00%										31000.00%
Credit Line | Ninety One Days TIIE Plus 320 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity					$ 2,000,000
Maturity					91-day
Borrowing adjustment to interest rate					3.20%
Credit Line | Ninety One Days TIIE Plus 325 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity					$ 3,000,000
Maturity					91-day
Borrowing adjustment to interest rate					3.25%
Credit Line | Ninety Days SOFR Plus 450 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity			$ 150,000
Maturity			90-day
Borrowing adjustment to interest rate			4.50%
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Maturity											28-day
Debt											$ 4,000,000
Borrowing adjustment to interest rate											36500.00%
Promissory Note | Twenty Eight Days TIIE Plus 275 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Maturity							28-day		28-day
Debt							$ 3,000,000		$ 4,000,000
Borrowing adjustment to interest rate							27500.00%		27500.00%										27500.00%
Promissory Note | Bond Coupon 10.00% Rate | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued																		$ 2,000,000
Coupon rate								10.00%
Promissory Note | Thirty Days SOFR Plus 175 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Maturity						30-day
Debt						$ 11,362
Borrowing adjustment to interest rate						17500.00%
Promissory Note | Fixed Rate 10.375% | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Debt																$ 537,500	$ 200,000
Interest rate																10.375%	10.375%
Promissory Note | Twenty Eight Days TIIE Plus 360 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Maturity				28-day
Debt				$ 3,000,000
Borrowing adjustment to interest rate				3.60%
Promissory Note | Twenty Eight Days TIIE Plus 235 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Maturity				28-day
Debt				$ 250,000
Borrowing adjustment to interest rate				23500.00%
Promissory Note | Twenty Eight Days TIIE Plus 200 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Maturity				28-day
Debt				$ 2,000,000
Borrowing adjustment to interest rate				20000.00%
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Debt		$ 159,773											$ 159,773							$ 162,866
Monetization of Mexican Government Bonds | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Debt															$ 9,225,000